Weighted Average Shares (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Weighted Average Shares [Abstract]
Schedule of Computation of Basic and Diluted Earnings per Common Share
The following table sets forth the computation of basic and diluted earnings per common share for the three and six month periods ended June 30, 2012 and 2013:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2012	2013	2012	2013
Numerator
Net income (loss)	$847,192	$(457,209)	$661,715	$(2,344,772)
Effect on earnings of dilutive convertible debt	(225,266)	--	233,068	--
Net income (loss) plus assumed conversions	621,926	(457,209)	894,783	(2,334,772)
Denominator
Basic weighted average shares outstanding	107,193,974	108,284,171	94,167,466	107,977,505
Effect of dilutive securities:
Stock options and warrants	--	--	2,939,613	--
Restricted stock units	2,935,000	--	2,935,000	--
Convertible debt	4,000,000	--	4,000,000	--
Diluted weighted average shares outstanding	114,128,974	108,284,171	104,042,079	107,977,505

Net income (loss) per common share
Basic	$0.01	$(0.00)	$0.01	$(0.02)
Diluted	$0.01	$(0.00)	$0.01	$(0.02)

The following table sets forth the computation of basic and diluted earnings per common share for the years ended December 31, 2011 and 2012:

	For the Year Ended 2011	For the year Ended 2012
Numerator
Net income	$1,304,446	$1,602,824
Denominator
Basic weighted average shares outstanding	75,416,916	100,978,223
Effect of dilutive securities:
Stock options and warrants	131,250	2,510,488
Restricted stock units	2,550,000	3,225,133
Diluted weighted average shares outstanding	78,098,166	106,533,844

Net income per common share
Basic	$0.02	$0.02
Diluted	$0.02	$0.02